SCHEDULE OF STATUTORY RATE OF EFFECTIVE TAX RATE (Details) (Parenthetical) - China Oil Blue Ocean and ZJY Technologies [Member]	1 Months Ended
Dec. 31, 2022
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Changes in income tax rate	10.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Reduction in income tax rate	25.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Reduction in income tax rate	15.00%